Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions and Write-offs for Portfolio [Line Items]
Provisions and Write-offs	$ 7,937,817	$ 4,172,291
Non-renegotiated Portfolio [Member]
Provisions and Write-offs for Portfolio [Line Items]
Provisions and Write-offs	7,928,877	4,919,244
Renegotiated Portfolio [Member]
Provisions and Write-offs for Portfolio [Line Items]
Provisions and Write-offs	$ 8,940	$ (746,953)